                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                              New York, NY 10281

August 29, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

     Re:    Oppenheimer Rochester Minnesota Municipal Fund
            Reg. No. 333-132783; File No. 811-21881
            Pre-Effective Amendment No. 1 under the Securities Act
            and Amendment No. 1 under the Investment Company Act

Dear Madam/Sir:

      An electronic (EDGAR) filing is hereby made under the Securities Act of
1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as
amended (the "1940 Act") on behalf of Oppenheimer Rochester Minnesota
Municipal Fund (the "Fund").  This filing constitutes Pre-Effective Amendment
No. 1 under the 1933 Act and Pre-Effective Amendment No. 1 under the 1940 Act
(the "Amendment") to the Registrant's registration statement on Form N-1A, filed on March 29, 2006 (the "Registration Statement").

      This filing is being made pursuant to Rule 472 under the 1933 Act.
This amendment incorporates changes, in response to comments of the
Securities and Exchange Commission Staff, to the Registration Statement.  In
this regard, we direct your attention to our letters dated and filed on June
2, 2006 and June 13, 2006, in connection with Pre-Effective Amendment Nos. 1 and 2, respectively, to the Registration Statements of Oppenheimer Rochester
Michigan Municipal Fund (No. 333-132782) and Oppenheimer Rochester Ohio
Municipal Fund (No. 333-132785) (the "Michigan and Ohio Filings"), which were declared effective June 16, 2006.

      Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the 1940
Act, the Fund requests selective review of the Amendment.  The Fund believes that selective review is appropriate because the Amendment contains disclosure that is not substantially different than the disclosure contained in the Michigan and Ohio Filings.  For purposes of this selective review, the
Fund has described material changes from the Michigan and Ohio Filings.

Similarity to the Michigan and Ohio Filings

      Except as noted below, the disclosure in the Amendment is not materially different from the disclosure the Staff has reviewed in the
Michigan and Ohio Filings.  The differences between the Michigan and Ohio
Filings and the Amendment, filed herewith, are:

1.    Addition of Minnesota State-specific Disclosure.  The prospectus and
         SAI have been revised to reflect the addition of disclosure regarding the Oppenheimer Rochester Minnesota Municipal Fund (the
         "Added Fund"), including the Added Fund's fee table and examples and state-specific market, economic and tax considerations.

2.    Part C and Exhibits.  The Exhibits listed in Part C of the Amendment, and filed herewith or previously filed, are generally the same as those of the Michigan and Ohio Filings, except that the Amendment includes certain exhibits and other agreements that are specific to
         the Fund.   The consent of the Fund's independent auditor and
         opinion of counsel have been included as Exhibits to the Amendment.

      The Amendment also contains certain nonmaterial disclosure that differs from that of the Michigan and Ohio Filings.  In light of the above, the Fund requests acceleration of the effective date of the Registration Statement to a date on or about September 6, 2006, or as soon thereafter as practicable.

     The Commission Staff is requested to address any comments or questions you may have on this filing to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 16th Floor
                  New York, New York 10281-1008
                  212-323-5089
                  nvann@oppenheimerfunds.com

                                    Very truly yours,

                                    /s/  Taylor V. Edwards
                                    Taylor V. Edwards
                                    Assistant Vice President and Assistant
                                    Counsel
                                    212-323-0310

cc:  Vincent J. Di Stefano, Esq.
     Mayer, Brown, Rowe & Maw, LLP
     KPMG LLP
     Phillip S. Gillespie, Esq.
     Nancy S. Vann, Esq.
     Gloria LaFond